Currency translation rates (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.03	1.02
Average rate	[1]	1.01	1.02	1.02
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.12	1.15
Average rate	[1]	1.12	1.18	1.14
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.32	1.28
Average rate	[1]	1.28	1.33	1.3
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate		0.92	0.91
Average rate	[1]	0.92	0.91	0.89
UBS AG | 1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.03	1.02
Average rate	[2]	1.01	1.02	1.02
UBS AG | 1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.12	1.15
Average rate	[2]	1.12	1.18	1.14
UBS AG | 1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.32	1.28
Average rate	[2]	1.28	1.33	1.3
UBS AG | 100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate		0.92	0.91
Average rate	[2]	0.92	0.91	0.89

[1]
Monthly income statement items of operations with a functional currency other than the US dollar are translated with month-end rates into US dollars. Disclosed average rates for a year represent an average of 12 month-end rates, weighted according to the income and expense volumes of all operations of the Group with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for the Group.

[2]
Monthly income statement items of operations with a functional currency other than the US dollar are translated with month-end rates into US dollars. Disclosed average rates for a year represent an average of 12 month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for UBS AG.